Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The People & Compensation Committee oversees our compensation programs that are designed to attract, retain, motivate, and align the interests of our named executive officers with that of stockholders. We link executive pay with stockholder interests through a blend of short- and long-term measures. In 2025, incentive pay made up 92 percent of Frank D. Lee, our CEO’s target compensation and, on average, 82 percent of our other named executive officers’ target compensation. The high utilization of incentive compensation results in higher total realized pay when leadership exceeds their performance targets. Conversely, failure to achieve approved targets results in lower realized pay including the possibility that some awards pay zero at the end of their performance period.
The compensation actually paid, as calculated under SEC rules (“CAP”), for our current Principal Executive Officer (“PEO”) and our former PEO (David Stack), and the average for non-PEO named executive officers (or “non-PEO NEOs”) and certain financial performance of the Company in each of the last five fiscal years is shown in the table below. The CAP does not reflect the actual amount of compensation earned or paid during the applicable year.
PAY VERSUS PERFORMANCE TABLE
The following table sets forth information regarding the Company’s CAP and certain other Company financial information for fiscal years 2021 through 2025:
Year (a)	Summary Compensation Table Total for Frank Lee (b)	Summary Compensation Table Total for David Stack (c)	Compensation Actually Paid to Frank Lee (d)	Compensation Actually Paid to David Stack (e)	Average Summary Compensation Table Total for Non-PEO NEO’s (f)	Average Compensation Actually Paid to Non-PEO NEO’s (g)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($ m’s)(3) (j)	Adjusted EBITDA ($ m’s)(4) (k)
							Total Stockholder Return(2) (h)	Peer Group Total Stockholder Return(1)(2) (i)
2025	$11,636,917	$—	$13,109,780	$—	$2,948,288	$3,481,926	$43	$107	$7.0	$186.5
2024(5)	$15,944,347	$727,378	$10,192,134	$(1,996,232)	$2,591,414	$1,644,074	$31	$82	$(99.6)	$223.9
2023	$—	$6,878,091	$—	$4,214,558	$1,538,782	$1,138,299	$56	$80	$42.0	$214.5
2022	$—	$6,851,340	$—	$887,122	$2,026,308	$910,108	$65	$79	$15.9	$212.7
2021	$—	$6,942,484	$—	$5,456,804	$2,057,810	$1,806,206	$101	$89	$42.0	$204.0

(1)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used is the S&P Pharmaceuticals Select Index.

(2)
The comparison of total stockholder returns assumes that $100 was invested on December 31, 2020 in each of Pacira and the S&P Pharmaceuticals Select Index, and that any dividends were reinvested when and as paid.

(3)
Represents the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year. Included in net loss in 2024 was a $163.2 million goodwill impairment based upon an assessment that the fair value of goodwill was less than its carrying value.

(4)
The company selected measure is Adjusted EBITDA, a non-GAAP financial measure. See “Appendix A—Reconciliation of U.S. GAAP to non-GAAP Financial Information” for the definition of Adjusted EBITDA.
(5)
The Company corrected an error in the 2024 compensation actually paid to David Stack (column e) and the 2024 average compensation actually paid to non-PEO NEOs (column g). The corrected amount in column (e) for 2024 is ($1,996,232), which is $657,216 more than the ($2,653,448) reported amount in the proxy statement for the 2024 Annual Meeting of Stockholders. The corrected amount in column (g) for 2024 is $1,644,074, which is $92,838 less than the $1,736,912 reported amount in the proxy statement for the 2025 Annual Meeting of Stockholders.
The PEO and non-PEO NEOs included in the above compensation columns are as follows:
Year	PEOs	Non-PEO NEOs
2025	Frank Lee	Shawn Cross; Kristen Williams; Brendan Teehan; Jonathan Slonin
2024	Frank Lee; David Stack	Shawn Cross; Lauren Riker; Charles A. Reinhart, III; Kristen Williams; Daryl Gaugler; Jonathan Slonin
2023	David Stack	Charles A. Reinhart, III; Kristen Williams; Daryl Gaugler; Jonathan Slonin
2022	David Stack	Charles A. Reinhart, III; Kristen Williams; Daryl Gaugler; Anthony Molloy
2021	David Stack	Charles A. Reinhart, III; Max Reinhardt; Roy Winston; Jonathan Slonin
The following table reconciles the amounts reported in the Summary Compensation Table (“SCT”) (column (b) above) to the CAP (column (d) above) for our PEO—Frank D. Lee—and reconciles the amounts reported in the SCT (column (f) above) to the CAP (column (g) above) for the average of our Non-PEO NEOs in 2025:
Item	Frank D. Lee PEO	Average of Non-PEO NEOs
SCT Total	$11,636,917	$2,948,288
Less: Stock and Option Award Values Reported in the SCT for the Covered Year	$(9,215,500)	$(1,856,459)
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$9,058,000	$1,733,597
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$1,555,488	$534,541
Change in Fair Value of Stock and Option Awards that Vested in the Covered Year from Prior Years	$74,875	$121,959
Plus: Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	$—	$—
Less: Fair Value at Prior Year-End of Stock and Option Awards Forfeited During the Covered Year	$—	$—
Compensation Actually Paid	$13,109,780	$3,481,926
Stock and Option Award Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option valuation model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., expected term, volatility, dividend yield, and risk-free rate) as of the measurement date. Time-vested RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of each vesting date, as applicable.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
The PEO and non-PEO NEOs included in the above compensation columns are as follows:
Year	PEOs	Non-PEO NEOs
2025	Frank Lee	Shawn Cross; Kristen Williams; Brendan Teehan; Jonathan Slonin
2024	Frank Lee; David Stack	Shawn Cross; Lauren Riker; Charles A. Reinhart, III; Kristen Williams; Daryl Gaugler; Jonathan Slonin
2023	David Stack	Charles A. Reinhart, III; Kristen Williams; Daryl Gaugler; Jonathan Slonin
2022	David Stack	Charles A. Reinhart, III; Kristen Williams; Daryl Gaugler; Anthony Molloy
2021	David Stack	Charles A. Reinhart, III; Max Reinhardt; Roy Winston; Jonathan Slonin

Peer Group Issuers, Footnote
(1)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used is the S&P Pharmaceuticals Select Index.

(2)
The comparison of total stockholder returns assumes that $100 was invested on December 31, 2020 in each of Pacira and the S&P Pharmaceuticals Select Index, and that any dividends were reinvested when and as paid.

Adjustment To PEO Compensation, Footnote
The following table reconciles the amounts reported in the Summary Compensation Table (“SCT”) (column (b) above) to the CAP (column (d) above) for our PEO—Frank D. Lee—and reconciles the amounts reported in the SCT (column (f) above) to the CAP (column (g) above) for the average of our Non-PEO NEOs in 2025:
Item	Frank D. Lee PEO	Average of Non-PEO NEOs
SCT Total	$11,636,917	$2,948,288
Less: Stock and Option Award Values Reported in the SCT for the Covered Year	$(9,215,500)	$(1,856,459)
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$9,058,000	$1,733,597
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$1,555,488	$534,541
Change in Fair Value of Stock and Option Awards that Vested in the Covered Year from Prior Years	$74,875	$121,959
Plus: Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	$—	$—
Less: Fair Value at Prior Year-End of Stock and Option Awards Forfeited During the Covered Year	$—	$—
Compensation Actually Paid	$13,109,780	$3,481,926

Non-PEO NEO Average Total Compensation Amount	$ 2,948,288	$ 2,591,414	$ 1,538,782	$ 2,026,308	$ 2,057,810
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,481,926	1,644,074	1,138,299	910,108	1,806,206
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the amounts reported in the Summary Compensation Table (“SCT”) (column (b) above) to the CAP (column (d) above) for our PEO—Frank D. Lee—and reconciles the amounts reported in the SCT (column (f) above) to the CAP (column (g) above) for the average of our Non-PEO NEOs in 2025:
Item	Frank D. Lee PEO	Average of Non-PEO NEOs
SCT Total	$11,636,917	$2,948,288
Less: Stock and Option Award Values Reported in the SCT for the Covered Year	$(9,215,500)	$(1,856,459)
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$9,058,000	$1,733,597
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$1,555,488	$534,541
Change in Fair Value of Stock and Option Awards that Vested in the Covered Year from Prior Years	$74,875	$121,959
Plus: Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	$—	$—
Less: Fair Value at Prior Year-End of Stock and Option Awards Forfeited During the Covered Year	$—	$—
Compensation Actually Paid	$13,109,780	$3,481,926

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial and Non-Financial Performance Measures
Used to Link Compensation Actually Paid to Named Executive Officers
for the Year Ended December 31, 2025 to Company Performance

Most Important Financial Measures	Most Important Non-Financial Measures
Total Net Product Sales	Clinical Development
Operating Expenses and Cost of Goods Sold	Pipeline Development Milestones
Adjusted EBITDA	Commercial Manufacturing Goals
People and Organizational Goals

Total Shareholder Return Amount	$ 43	31	56	65	101
Peer Group Total Shareholder Return Amount	107	82	80	79	89
Net Income (Loss)	$ 7,000,000	$ (99,600,000)	$ 42,000,000	$ 15,900,000	$ 42,000,000
Company Selected Measure Amount	186,500,000	223,900,000	214,500,000	212,700,000	204,000,000
PEO Name	Frank Lee
Incentive Pay as a Percentage of Other Named Executive Officers Target Compensation	82.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ 163,200,000
Non-PEO NEO Average Compensation Actually Paid Adjusted Amount Previously Reported		92,838
Non-PEO NEO Average Compensation Actually Paid Amount Previously Reported		1,736,912
Measure:: 1
Pay vs Performance Disclosure
Name	Total Net Product Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Expenses and Cost of Goods Sold
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(4) The company selected measure is Adjusted EBITDA, a non-GAAP financial measure. See “Appendix A—Reconciliation of U.S. GAAP to non-GAAP Financial Information” for the definition of Adjusted EBITDA.
Frank Lee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,636,917	15,944,347
PEO Actually Paid Compensation Amount	$ 13,109,780	10,192,134
Incentive Pay As A Percentage Of CEOs Target Compensation	92.00%
David Stack [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		727,378	6,878,091	6,851,340	6,942,484
PEO Actually Paid Compensation Amount		(1,996,232)	$ 4,214,558	$ 887,122	$ 5,456,804
PEO Actually Paid Compensation Adjusted Amount Previously Reported		657,216
PEO Actually Paid Compensation Amount Previously Reported		$ (2,653,448)
PEO | Frank Lee [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,215,500)
PEO | Frank Lee [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,058,000
PEO | Frank Lee [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,555,488
PEO | Frank Lee [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Frank Lee [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,875
PEO | Frank Lee [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,856,459)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,733,597
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	534,541
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,959
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount